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                            SUPPLEMENT TO PROSPECTUS
               (Dated February 16, 1999 as revised May 26, 1999)

                          WARBURG PINCUS BALANCED FUND

The following information supplements "Certain Investment Practices" in the
Prospectus:

The mortgage-backed and asset-backed securities investment limitation under "Certain Investment Practices" is amended to reflect that the practice is permitted without limitation.

Dated: June 2, 1999                                                  16-0699 for
                                                                           WPUSL
                                                                           ADBAL